FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense [Abstract]
Interest on long-term banks	$ 16	$ 19	$ 152
Bank charges and short-term credit	178	287	232
Foreign exchange loss, net	127	105	24
Other financing expenses, net	16	29	67
Financial expenses, net	$ 337	$ 440	$ 475